PREPAID EXPENSES AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2025
PREPAID EXPENSES AND OTHER RECEIVABLES
PREPAID EXPENSES AND OTHER RECEIVABLES

NOTE 6 - PREPAID EXPENSES AND OTHER RECEIVABLES:

	December 31,
	2025	2024
	U.S. dollars in thousands
Advance to suppliers	78	77
Receivable from the joint venture partner (see note 16(a))	1,243	—
Government institutions	379	334
Prepaid expenses and others	778	693
	2,478	1,104